Revenues - Changes in Contract Liabilities (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Abstract]
Contract liabilities, beginning of year	$ 59,749	$ 26,132	$ 10,211
Contract liabilities assumed at acquisition	26,714	5,560	0
Customer advances received	22,673	41,614	24,694
Recognition of unearned revenue	(12,020)	(13,557)	(8,773)
Contract liabilities, end of year	$ 97,116	$ 59,749	$ 26,132